CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Trade payables	$ 89.1	$ 89.3
Accrued liabilities	242.8	246.7
Employee related accrued liabilities	147.3	133.3
Total accounts payable and accrued liabilities	$ 479.2	$ 469.3